Hartford Schroders International Contrarian Value Fund Average Annual Total Returns		12 Months Ended	43 Months Ended
		Dec. 31, 2025	Dec. 31, 2025
MSCI EAFE Value Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deduction for fees, expenses or other taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		42.25%	16.81%
MSCI EAFE Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deduction for fees, expenses or other taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		31.22%	13.54%
Class A | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]	34.80%	17.18%
Class C | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]	41.59%	18.73%
Class I | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent		43.03%	19.21%
Class R5 | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]	43.10%	19.26%
Class Y | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]	43.11%	19.26%
Class F | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]	43.20%	19.32%
Class SDR | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		40.75%	18.15%
Class SDR | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		26.68%	15.14%
Class SDR | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent		43.28%	19.34%

[1]	Class A, Class C, Class R5, Class Y and Class F shares commenced operations on November 8, 2023 and performance prior to that date is that of the Fund’s Class SDR shares. Performance prior to an inception date of a class has not been adjusted to reflect the operating expenses of such class.